Leasehold improvement and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement and equipment at beginning of year	€ 2,226
Leasehold improvement and equipment at end of year	3,814	€ 2,226
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement and equipment at beginning of year	5,199	5,112
Additions	2,196	431
Disposals		(344)
Leasehold improvement and equipment at end of year	7,395	5,199
Accumulated depreciation and Amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement and equipment at beginning of year	(2,973)	(2,821)
Disposals		321
Depreciation charge for the year	608	473
Leasehold improvement and equipment at end of year	(3,581)	(2,973)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement and equipment at beginning of year	27
Leasehold improvement and equipment at end of year	20	27
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement and equipment at beginning of year	74	74
Leasehold improvement and equipment at end of year	74	74
Leasehold improvements | Accumulated depreciation and Amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement and equipment at beginning of year	(47)	(36)
Depreciation charge for the year	7	11
Leasehold improvement and equipment at end of year	(54)	(47)
Laboratory and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement and equipment at beginning of year	2,199
Leasehold improvement and equipment at end of year	3,794	2,199
Laboratory and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement and equipment at beginning of year	5,125	5,038
Additions	2,196	431
Disposals		(344)
Leasehold improvement and equipment at end of year	7,321	5,125
Laboratory and office equipment | Accumulated depreciation and Amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement and equipment at beginning of year	(2,926)	(2,785)
Disposals		321
Depreciation charge for the year	601	462
Leasehold improvement and equipment at end of year	€ (3,527)	€ (2,926)